Current and Deferred Taxes (Details) - Summary of the Deferred Taxes and Current Taxes in Financial Statements - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current and Deferred Taxes [Abstract]
Deferred taxes	$ 516,617	$ 532,754
Off-setting	(128,919)	(171,498)
Deferred tax asset after off-setting	387,698	361,256
Deferred tax liabilities before off-setting	(130,704)	(172,174)
Off-setting	128,919	171,498
Deferred tax liabilities after off-setting	(1,785)	(676)
Current tax asset before off-setting	199,720	194,118
Off-setting	(199,607)	(194,058)
Current tax asset after off-setting	113	60
Current tax liabilities before off-setting	(282,691)	(242,606)
Off-setting	199,607	194,058
Current tax liabilities after off-setting	$ (83,084)	$ (48,548)